Quarterly Financial Information (Tables)	12 Months Ended
Feb. 01, 2014
Schedule of Quarterly Financial Information

The following information incorporates the change in accounting for extended service plans that is described in Item 6 and Item 8.

	Fiscal 2014 Quarters ended
	May 4, 2013	August 3, 2013	November 2, 2013	February 1, 2014
(in millions, except per share amounts)
Sales	$993.6	$880.2	$771.4	$1,564.0
Gross margin	382.8	309.7	239.2	648.8
Net income	91.8	67.4	33.6	175.2

Earnings per share – basic	$1.14	$0.84	$0.42	$2.20
– diluted	$1.13	$0.84	$0.42	$2.18

	Fiscal 2013 Quarters ended
	April 28, 2012	July 28, 2012	October 27, 2012	February 2, 2013
(in millions, except per share amounts)
Sales	$900.0	$853.9	$716.2	$1,513.3
Gross margin	353.7	311.2	235.4	637.1
Net income	82.5	70.7	34.9	171.8

Earnings per share – basic	$0.96	$0.86	$0.43	$2.13
– diluted	$0.96	$0.85	$0.43	$2.12